Other income - Narrative (Details) € in Millions, $ in Millions		1 Months Ended
	Feb. 09, 2018 USD ($)	Jun. 30, 2020 EUR (€)
Clinical support agreement | Foundation Fighting Blindness
Other Income [Line Items]
Contribution received to support clinical development | $	$ 7.5
Innovation credit
Other Income [Line Items]
Total conditional waiver of debt | €		€ 8.4